Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—91.4%
		Argentina—2.3%
2,260	[1]	Globant SA	$619,240
638	[1]	Mercadolibre, Inc.	718,803
		TOTAL	1,338,043
		Brazil—4.1%
108,122	[1]	3R Petroleum Oleo e Gas SA	706,716
69,880		Banco Bradesco SA, ADR	269,737
217,611		Hapvida Participacoes e Investimentos SA	509,201
129,522		Petroleo Brasileiro SA	921,864
		TOTAL	2,407,518
		China—31.8%
37,848		360 Finance, Inc., ADR	709,650
107,319	[1]	Alibaba Group Holding Ltd.	1,417,230
143,456		China Merchants Bank Co. Ltd.	1,210,596
528,000		China Molybdenum Co. Ltd.	316,235
10,700		Contemporary Amperex Technology Co. Ltd.	916,127
78,743		Ganfeng Lithium Co. Ltd.	1,321,528
107,200		GoerTek, Inc.	750,325
2,117	[1]	JD.com, Inc.	76,214
1,990		Kweichow Moutai Co. Ltd.	565,906
1,650,000	[2]	KWG Group Holdings Ltd.	682,023
285,500	[1]	Medlive Technology Co. Ltd.	420,181
37,300	[1]	Meituan	817,931
102,700		Nari Technology Development Co. Ltd.	581,455
67,850		Shenzhen Inovance Technology Co. Ltd.	688,908
28,500		Sunny Optical Technology Group Co. Ltd.	679,918
48,564		Tencent Holdings Ltd.	2,639,408
97,600		Wuxi Lead Intelligent Equipment Co. Ltd.	1,041,416
87,559	[1]	WuXi PharmaTech, Inc.	726,736
250,101		Xinyi Solar Holdings Ltd.	451,947
35,700		Yunnan Energy New Material Co. Ltd.	1,476,646
916,022		Zijin Mining Group Co. Ltd.	1,354,914
		TOTAL	18,845,294
		Egypt—0.5%
253,474		Integrated Diagnostics Holdings PLC	305,482
		Hong Kong—0.9%
53,394		AIA Group Ltd.	555,175
		Hungary—1.1%
16,271	[1]	OTP Bank RT	626,455
		India—5.5%
11,422		HDFC Bank Ltd., ADR	710,106
27,341		Relaxo Footwears Ltd.	441,747
40,608		Reliance Industries Ltd.	1,271,977
65,709		Varun Beverages Ltd.	824,727
		TOTAL	3,248,557
		Indonesia—2.1%
2,160,770		PT Bank Central Asia	1,221,945

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Kazakhstan—0.3%
3,408	[2]	Kaspi.Kz JSC, GDR	$201,284
		Kenya—0.8%
1,533,401		Safaricom Ltd.	484,129
		Malaysia—2.6%
745,600		CTOS Digital Bhd	282,482
815,800		Frontken Corp. Bhd	565,053
428,400		Press Metal Aluminium Holdings Bhd	696,897
		TOTAL	1,544,432
		Peru—1.1%
9,107		Southern Copper Corp.	631,935
		Poland—1.7%
44,142	[1]	AmRest Holdings S.E.	240,446
10,564	[1]	Dino Polska SA	740,262
		TOTAL	980,708
		Singapore—0.9%
3,794	[1]	Sea Ltd., ADR	552,406
		South Africa—1.6%
7,219		Capitec Bank Holdings Ltd.	973,032
		South Korea—12.8%
2,824		Ecopro BM Co. Ltd.	900,546
13,736		Kakao Corp.	1,088,922
5,903		Samsung Electro-Mechanics Co.	817,219
38,589		Samsung Electronics Co. Ltd.	2,328,230
3,323		Samsung SDI Co. Ltd.	1,517,706
8,774		SK Hynix, Inc.	907,699
		TOTAL	7,560,322
		Taiwan—18.1%
53,049		Accton Technology Corp.	477,354
27,063		AirTac International Group	891,583
7,522		ASPEED Technology, Inc.	739,003
38,525		Hiwin Technologies Corp.	364,714
45,704		MediaTek, Inc.	1,811,768
11,858		Momo.com, Inc.	424,832
4,210		Silergy Corp.	563,220
223,385		Taiwan Semiconductor Manufacturing Co. Ltd.	4,756,322
63,265		Win Semiconductors Corp.	696,067
		TOTAL	10,724,863
		Thailand—0.5%
151,800	[1]	Airports of Thailand Public Co. Ltd.	299,790
		Vietnam—2.7%
234,056		JSC Bank of Foreign Trade of Vietnam	868,777
212,390		Vinhomes Joint Stock Company	720,874
		TOTAL	1,589,651
		TOTAL COMMON STOCKS (IDENTIFIED COST $47,488,653)	54,091,021

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—3.3%
1,943,059	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Class, 0.07%[3] (IDENTIFIED COST $1,942,709)	$1,942,670
	TOTAL INVESTMENT IN SECURITIES—94.7% (IDENTIFIED COST $49,431,362)	56,033,691
	OTHER ASSETS AND LIABILITIES - NET—5.3%[4]	3,148,620
	TOTAL NET ASSETS—100%	$59,182,311
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2021	$219,710	$2,629,122	$2,848,832
Purchases at Cost	$1,951,759	$29,006,352	$30,958,111
Proceeds from Sales	$(2,171,469)	$(29,691,803)	$(31,863,272)
Change in Unrealized Appreciation/(Depreciation)	NA	$(505)	$(505)
Net Realized Gain/(Loss)	NA	$(496)	$(496)
Value as of 02/28/2022	$—	$1,942,670	$1,942,670
Shares Held as of 02/28/2022	—	1,943,059	1,943,059
Dividend Income	$17	$4	$21
Gain Distributions Received	$—	$482	$482
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2022, these restricted securities amounted to $883,307, which represented 1.5% of total net assets.
Additional information on restricted securities held at February 28, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Kaspi.Kz JSC, GDR	2/17/2022	$304,233	$201,284
KWG Group Holdings Ltd.	2/11/2022 - 2/14/2022	$817,250	$682,023
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$4,211,877	$49,879,144	$—	$54,091,021
Investment Company	1,942,670	—	—	1,942,670
TOTAL SECURITIES	$6,154,547	$49,879,144	$—	$56,033,691
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company